Intangible Assets and Others, net (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Cost of intangible assets which have not yet been paid as of the reporting date	₪ 34	₪ 37	₪ 28
Discounted cash flow model period	5 years
Long-term growth rate	1.50%
Cash generating unit Cellular segment [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	₪ 77
Estimated recoverable amount	829
Cash generating unit Fixed-line segment [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	732
Estimated recoverable amount	₪ 191